Other Income (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Other Income [Abstract]
Schedule of Other Income
	Year ended December 31,
	2022	2021	2020
Government grant	1,592	-	-
Interest income on bank deposits	21	4	199
Other	15,023	34,789	2,923
	16,636	34,793	3,122